Angel Oak UltraShort Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 24.5%	Par	Value
Automobile - 7.8%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032 (a)	$1,152,778	$1,155,241
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	4,470,000	4,558,385
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	5,500,000	5,615,342
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	80,246	81,003
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	195,093	196,421
Series 2025-1A, Class A2, 4.92%, 05/15/2029 (a)	1,000,000	998,267
Avis Budget Car Rental LLC
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	2,330,000	2,327,991
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	6,000,000	5,836,442
Series 2022-5A, Class C, 6.24%, 04/20/2027 (a)	3,250,000	3,260,625
Series 2023-3A, Class C, 7.05%, 02/22/2028 (a)	800,000	817,130
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	371,353	371,151
Series 2021-N2, Class B, 0.75%, 03/10/2028	303,935	296,701
Series 2021-N2, Class C, 1.07%, 03/10/2028	74,556	72,694
Series 2021-N3, Class C, 1.02%, 06/12/2028	23,965	23,226
CPS Auto Trust, Series 2023-C, Class D, 6.77%, 10/15/2029 (a)	7,300,000	7,493,926
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	2,000,000	1,995,781
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	3,795,844	3,804,983
Series 2023-2A, Class D, 6.62%, 02/15/2029 (a)	1,245,000	1,266,535
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	5,519,529	5,583,684
Series 2022-5A, Class D, 7.40%, 02/15/2029	5,050,000	5,116,251
FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/2028 (a)	385,735	385,543
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	263,000	250,553
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	392,000	367,978
Series 2022-2, Class C, 5.30%, 04/17/2028 (a)	1,250,000	1,244,664
Series 2023-3, Class C, 6.01%, 07/16/2029 (a)	585,000	583,686
GLS Auto Receivables Trust, Series 2023-3A, Class C, 6.01%, 05/15/2029 (a)	1,892,000	1,908,502
Hertz Corp.
Series 2023-1A, Class B, 6.22%, 06/25/2027 (a)	1,450,000	1,457,441
Series 2023-1A, Class C, 6.91%, 06/25/2027 (a)	3,000,000	3,020,388
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	242,227	246,014
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	133,417	134,813
Series 2025-2A, Class A2, 5.18%, 05/15/2030 (a)	500,000	499,694
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	1,070,998	1,076,152
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	4,250,000	4,312,594
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	1,000,000	1,030,354
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	197,177	197,216
Prestige Auto Receivables Trust
Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	5,000,000	5,027,703
Series 2025-1A, Class C, 5.52%, 02/15/2030 (a)	5,000,000	5,049,582
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030 (a)	839,727	841,422
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	109,109	109,257
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	127,287	127,495
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	4,500,000	4,513,494
Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	3,000,000	2,994,989
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	204,665	204,725
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,335,244	1,337,859
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/2027 (a)	372,559	356,933
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	49,372	18,050
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2B, 4.81% (30 day avg SOFR US + 0.58%), 09/15/2028 (a)	2,000,000	1,998,493
		90,167,373

Consumer - 15.3%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	1,644,580	1,649,720
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	5,205,961	5,266,861
Series 2024-1PL, Class B, 6.34%, 04/25/2031 (a)	317,936	322,326
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	434,235	439,576
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	3,687,708	3,736,080
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	435,456	439,064
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	2,453,934	2,474,335
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	1,007,534	1,018,075
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	3,258,755	3,297,532
Bankers Healthcare Group, Inc. Series 2025-2CON, Class B, 5.17%, 09/17/2036 (a)	1,500,000	1,513,315
Cherry Securitization Trust Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	2,000,000	2,027,187
FREED ABS Trust
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	705,168	709,074
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	1,167,984	1,174,284
Lendingpoint Asset Securitization Trust Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	780,551	772,349
LendingPoint Pass-Through Trust Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	3,116	3,108
Marlette Funding Trust
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	2,086,691	2,097,689
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	6,201,800	6,374,600
Series 2023-4A, Class B, 8.15%, 12/15/2033 (a)	1,755,000	1,813,979
Series 2025-1A, Class B, 4.95%, 07/16/2035 (a)	2,000,000	2,007,162
Momnt Technologies Trust Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	246,757	247,098
NetCredit Funding LLC Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	27,945	28,088
Oportun Financial Corp.
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	501,568
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	2,000,000	2,004,050
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	2,551,017	2,529,525
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	318,659	319,375
Series 2023-7, Class ABC, 8.80%, 07/15/2031 (a)(b)	580,671	582,581
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	556,189	559,061
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	4,743,259	4,840,938
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	3,153,754	3,216,264
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	2,369,456	2,384,751
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	2,580,919	2,605,276
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	3,623,482	3,645,496
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,415,072	1,424,942
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	797,499	802,974
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	2,300,421	2,314,972
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	1,943,561	1,959,417
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	866,797	871,277
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	2,945,483	2,962,529
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	516,426	520,424
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,095,270	1,104,437
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	1,158,324	1,167,132
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	602,693	605,943
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	1,079,412	1,085,734
Series 2024-9, Class B, 5.31%, 03/15/2032 (a)	3,439,452	3,449,263
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	972,548	978,025
Series 2025-1, Class A2, 5.16%, 07/15/2032 (a)	1,951,244	1,966,455
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	1,999,829	2,018,854
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	1,499,872	1,511,304
Series 2025-2, Class B, 5.33%, 10/15/2032 (a)	1,624,829	1,636,027
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	1,999,790	2,011,484
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,499,697	1,510,923
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	1,499,697	1,524,269
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	8,000,000	8,108,991
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	3,000,000	3,045,424
Series 2025-5, Class A2, 5.11%, 03/15/2033 (a)	5,997,930	6,033,753
Series 2025-5, Class B, 5.44%, 03/15/2033 (a)	6,337,500	6,399,427
Series 2025-5, Class C, 5.64%, 03/15/2033 (a)	3,500,000	3,523,296
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	2,000,000	1,999,323
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	10,000,000	9,985,317
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	3,000,000	2,993,948
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	2,300,000	2,318,925
Series 2025-R1, Class B, 5.71%, 06/15/2032 (a)	1,450,000	1,460,724
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	2,500,000	2,525,402
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	1,000,000	1,009,875
Purchasing Power Funding Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	600,000	604,422
Reach Financial LLC
Series 2023-1A, Class C, 8.45%, 02/18/2031 (a)	1,500,000	1,523,731
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	2,100,000	2,116,569
SoFi Consumer Loan Program Trust Series 2025-3, Class A, 4.47%, 08/15/2034 (a)	1,785,051	1,787,916
Sotheby's Artfi Master Trust Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	7,321,000	7,361,374
SpringCastle America LLC Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	677,031	641,979
Sunbit Asset Securitization Trust Series 2025-1, Class A, 5.36%, 07/15/2030 (a)	1,500,000	1,507,094
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	3,752,566	3,757,945
Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	2,467,253	2,496,173
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	764,527	766,804
Series 2025-ST5, Class A, 4.79%, 09/15/2032 (a)	1,816,830	1,819,689
Upgrade Receivables Trust Series 2024-1A, Class B, 5.77%, 02/18/2031 (a)	2,000,000	2,005,744
Upstart Pass-Through Trust Series
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	3,722	3,715
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	247,499	246,588
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	4,680	4,673
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	221,158	220,181
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	2,736,051	2,749,396
Series 2025-1, Class B, 6.33%, 04/20/2035 (a)	1,000,000	1,013,629
Series 2025-2, Class B, 5.62%, 06/20/2035 (a)	4,366,000	4,392,165
		176,450,964

Credit Card - 0.4%
American Express Travel Related Services Co., Inc., Series 2023-1, Class A, 4.87%, 05/15/2028	2,000,000	2,008,921
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 07/20/2029 (a)	1,500,000	1,509,370
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/2030 (a)	500,000	501,189
		4,019,480

Equipment - 0.5%
Octane Receivables Trust Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	6,000,000	6,190,976

Fiber - 0.5%
Frontier Communications Parent, Inc. Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	5,000,000	5,064,203
TOTAL ASSET-BACKED SECURITIES (Cost $281,214,393)		281,892,996

CORPORATE OBLIGATIONS - 22.8%	Par	Value
Basic Materials - 1.1%
ArcelorMittal SA, 6.55%, 11/29/2027	4,800,000	4,993,207
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,231,649
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	761,000	729,669
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	275,000	274,917
FMC Corp., 3.20%, 10/01/2026	3,400,000	3,347,113
Methanex Corp., 5.13%, 10/15/2027	350,000	351,064
Mosaic Global Holdings, Inc., 7.30%, 01/15/2028	950,000	992,179
		12,919,798

Communications - 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	328,000	328,220
Juniper Networks, Inc., 1.20%, 12/10/2025	789,000	786,240
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	450,097
Sprint LLC, 7.63%, 03/01/2026	2,522,000	2,522,000
		4,086,557

Consumer, Cyclical - 4.0%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	800,000	800,000
Beazer Homes USA, Inc., 5.88%, 10/15/2027	800,000	801,164
BorgWarner, Inc., 2.65%, 07/01/2027	2,000,000	1,954,031
Carnival Corp., 4.00%, 08/01/2028 (a)	4,800,000	4,724,929
Delta Air Lines, Inc.
7.38%, 01/15/2026	850,000	852,436
4.95%, 07/10/2028	3,950,000	4,005,112
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	4,800,000	4,592,603
General Motors Co., 5.35%, 04/15/2028	1,070,000	1,096,023
General Motors Financial Co., Inc.
5.40%, 04/06/2026	600,000	602,711
2.40%, 04/10/2028	3,400,000	3,251,590
Mattel, Inc., 3.38%, 04/01/2026 (a)	4,800,000	4,772,814
Meritage Homes Corp., 5.13%, 06/06/2027	2,100,000	2,114,990
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	800,000	822,734
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	2,126,000	2,124,010
5.50%, 04/01/2028 (a)	2,674,000	2,720,319
Southwest Airlines Co., 3.00%, 11/15/2026	3,800,000	3,752,146
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,153,000	2,166,243
United Airlines, Inc., 4.38%, 04/15/2026 (a)	5,280,000	5,272,397
		46,426,252

Consumer, Non-cyclical - 1.9%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	2,608,000	2,551,670
Conagra Brands, Inc., 1.38%, 11/01/2027	3,650,000	3,446,970
HCA, Inc.
5.25%, 06/15/2026	1,361,000	1,362,381
5.20%, 06/01/2028	2,050,000	2,099,356
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	4,800,000	4,847,676
Kraft Heinz Foods Co., 3.00%, 06/01/2026	4,800,000	4,764,953
Universal Health Services, Inc., 1.65%, 09/01/2026	2,650,000	2,594,429
		21,667,435

Energy - 2.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	850,000	853,306
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	3,400,000	3,315,329
4.38%, 01/15/2028	1,450,000	1,444,799
EQT Corp.
3.13%, 05/15/2026 (a)	1,907,000	1,889,762
6.50%, 07/01/2027	600,000	614,283
3.90%, 10/01/2027	1,493,000	1,482,330
Occidental Petroleum Corp.
3.20%, 08/15/2026	3,100,000	3,067,757
3.00%, 02/15/2027	783,000	772,636
7.15%, 05/15/2028	917,000	981,635
ONEOK, Inc.
5.00%, 03/01/2026	100,000	99,921
4.85%, 07/15/2026	600,000	600,935
4.55%, 07/15/2028	2,000,000	2,014,690
Ovintiv, Inc.
5.38%, 01/01/2026	2,700,000	2,697,563
5.65%, 05/15/2028	498,000	512,165
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	794,694
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	2,340,000	2,342,348
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	800,000	824,600
Western Midstream Operating LP, 4.75%, 08/15/2028	4,050,000	4,082,156
		28,390,909

Financial - 7.3%
Air Lease Corp., 1.88%, 08/15/2026	4,800,000	4,713,529
Aircastle Ltd.
2.85%, 01/26/2028 (a)	3,400,000	3,286,210
6.50%, 07/18/2028 (a)	1,480,000	1,555,236
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	600,000	600,201
Ares Capital Corp.
7.00%, 01/15/2027	4,000,000	4,109,257
2.88%, 06/15/2028	800,000	761,928
Athene Global Funding
5.62%, 05/08/2026 (a)	1,300,000	1,309,248
5.52%, 03/25/2027 (a)	2,779,000	2,826,256
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	615,000	592,969
2.75%, 02/21/2028 (a)	1,585,000	1,524,636
6.38%, 05/04/2028 (a)	2,610,000	2,720,760
Barclays PLC, 5.20%, 05/12/2026	4,978,000	4,998,063
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	800,000	785,464
Capital One NA, 3.45%, 07/27/2026	2,400,000	2,385,679
Comerica, Inc., 3.80%, 07/22/2026	3,400,000	3,384,252
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	4,880,000	4,860,779
Fifth Third Bank NA, 3.85%, 03/15/2026	3,450,000	3,443,258
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	800,000	802,328
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	255,765
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	850,000	876,171
Global Payments, Inc., 4.80%, 04/01/2026	2,750,000	2,751,582
goeasy Ltd., 4.38%, 05/01/2026 (a)	260,000	257,311
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (a)	1,541,000	1,526,219
8.00%, 06/15/2027 (a)	3,260,000	3,386,689
Host Hotels & Resorts LP, 4.50%, 02/01/2026	1,050,000	1,048,856
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	800,000	796,865
KeyBank NA, 3.40%, 05/20/2026	1,915,000	1,905,476
Lloyds Banking Group PLC
4.58%, 12/10/2025	2,000,000	2,000,366
4.65%, 03/24/2026	700,000	700,610
LPL Holdings, Inc.
5.70%, 05/20/2027	2,000,000	2,038,422
4.63%, 11/15/2027 (a)	2,800,000	2,791,631
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	4,800,000	4,880,001
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	500,000	492,763
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	393,793
PRA Group, Inc., 8.38%, 02/01/2028 (a)	800,000	812,605
Radian Group, Inc., 4.88%, 03/15/2027	3,350,000	3,360,725
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	297,516
Synchrony Bank, 5.63%, 08/23/2027	3,400,000	3,471,051
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	200,000	200,132
5.75%, 06/15/2027 (a)	400,000	401,258
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (a)	200,000	195,632
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027 (a)	4,800,000	4,754,437
		84,255,929

Industrial - 3.8%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	3,950,000	3,935,243
Arrow Electronics, Inc.
7.50%, 01/15/2027	1,100,000	1,136,497
3.88%, 01/12/2028	3,700,000	3,665,396
Avnet, Inc.
4.63%, 04/15/2026	274,000	273,986
6.25%, 03/15/2028	4,526,000	4,705,408
Berry Global, Inc., 1.57%, 01/15/2026	2,250,000	2,236,662
Black & Decker Holdings, Inc., 7.05%, 07/01/2028 (a)	3,950,000	4,178,255
Boeing Co.
2.75%, 02/01/2026	2,580,000	2,570,007
3.10%, 05/01/2026	832,000	827,289
Flex Ltd., 3.75%, 02/01/2026	1,050,000	1,047,066
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,287,671
3.50%, 03/15/2028	670,000	657,332
Hexcel Corp., 4.20%, 02/15/2027	990,000	984,158
Jabil, Inc., 1.70%, 04/15/2026	500,000	494,432
MasTec, Inc., 4.50%, 08/15/2028 (a)	3,280,000	3,269,285
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	300,280
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	440,000	442,980
Sealed Air Corp., 1.57%, 10/15/2026 (a)	3,400,000	3,303,725
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	4,800,000	4,729,494
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	850,000	847,845
Textron, Inc., 4.00%, 03/15/2026	2,400,000	2,397,217
		43,290,228

Technology - 0.6%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	2,250,000	2,210,463
4.25%, 04/01/2028	2,650,000	2,635,212
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	2,700,000	2,671,052
		7,516,727

Utilities - 1.2%
National Fuel Gas Co., 5.50%, 10/01/2026	3,350,000	3,387,314
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	2,000,000	1,993,655
2.45%, 12/02/2027 (a)	2,800,000	2,686,251
Pacific Gas and Electric Co., 3.15%, 01/01/2026	2,700,000	2,693,513
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	1,450,000	1,460,866
3.70%, 01/30/2027 (a)	1,950,000	1,935,302
		14,156,901
TOTAL CORPORATE OBLIGATIONS (Cost $261,763,160)		262,710,736

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 21.0%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	3,000,000	2,931,018
Pool WN2035, 2.05%, 10/01/2026	6,451,707	6,340,241
Series K052, Class A2, 3.15%, 11/25/2025	16,794	16,767
Series K053, Class A2, 3.00%, 12/25/2025	2,527,883	2,522,509
Series K055, Class A2, 2.67%, 03/25/2026	5,099,949	5,073,501
Series K056, Class A2, 2.53%, 05/25/2026	2,983,148	2,961,078
Series K057, Class A2, 2.57%, 07/25/2026	2,292,973	2,272,337
Series K059, Class A2, 3.12%, 09/25/2026 (b)	1,935,359	1,921,365
Series K060, Class A2, 3.30%, 10/25/2026	692,000	687,498
Series K070, Class A1, 3.03%, 04/25/2027	961,436	953,661
Series K734, Class A2, 3.21%, 02/25/2026	1,276,141	1,272,760
Series K735, Class A2, 2.86%, 05/25/2026	675,744	671,400
Series K736, Class A2, 2.28%, 07/25/2026	3,081,303	3,048,909
Series K737, Class A2, 2.53%, 10/25/2026	5,000,000	4,939,555
Series K-F100, Class AL, 4.55% (30 day avg SOFR US + 0.24%), 11/25/2027	4,861,124	4,839,822
Series K-F100, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 01/25/2028	3,280,308	3,270,798
Series K-F101, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 01/25/2031	69,998	69,299
Series K-F102, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 01/25/2031	5,358,272	5,285,132
Series K-F103, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 01/25/2031	11,065,334	10,932,429
Series K-F104, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2031	2,662,692	2,650,164
Series K-F105, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 02/25/2031	2,304,360	2,288,200
Series K-F106, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2031	1,732,368	1,712,411
Series K-F108, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 02/25/2031	2,031,114	2,021,355
Series K-F109, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 03/25/2031	313,039	310,944
Series K-F112, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 04/25/2031	5,659,568	5,585,258
Series K-F113, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 05/25/2028	5,015,476	4,986,722
Series K-F114, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 05/25/2031	7,957,299	7,848,888
Series K-F115, Class AS, 4.52% (30 day avg SOFR US + 0.21%), 06/25/2031	5,163,149	5,091,061
Series K-F118, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 07/25/2028	3,412,660	3,388,167
Series K-F119, Class AS, 0.26% (30 day avg SOFR US + 0.21%), 07/25/2031	9,308,097	9,232,469
Series K-F120, Class AS, 0.00% (30 day avg SOFR US + 0.20%), 08/25/2031	8,365,937	8,297,964
Series K-F121, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 08/25/2028	6,899,350	6,844,169
Series K-F122, Class AS, 4.50% (30 day avg SOFR US + 0.19%), 09/25/2031	5,947,583	5,917,993
Series KF123, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 09/25/2028	3,487,246	3,460,233
Series KF124, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 10/25/2031	4,652,124	4,619,624
Series KF125, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 10/25/2028	6,945,256	6,894,771
Series KF126, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 11/25/2031	5,566,811	5,537,647
Series KF129, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2029	11,908,156	11,826,157
Series KF130, Class AS, 4.60% (30 day avg SOFR US + 0.29%), 01/25/2029	1,923,678	1,919,240
Series KF132, Class AS, 4.70% (30 day avg SOFR US + 0.39%), 02/25/2032	4,897,356	4,861,982
Series KF133, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 02/25/2029	928,767	925,450
Series KF134, Class AS, 4.72% (30 day avg SOFR US + 0.41%), 03/25/2032	1,044,875	1,043,343
Series KF136, Class AS, 4.72% (30 day avg SOFR US + 0.41%), 04/25/2032	745,603	742,878
Series KF141, Class AS, 4.88% (30 day avg SOFR US + 0.57%), 07/25/2032	870,768	873,862
Series KF155, Class AS, 4.98% (30 day avg SOFR US + 0.67%), 02/25/2030	183,225	183,653
Series KF160, Class AS, 5.01% (30 day avg SOFR US + 0.70%), 10/25/2030	544,493	547,865
Series KF166, Class AS, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,870
Series KF37, Class A, 4.78% (30 day avg SOFR US + 0.47%), 09/25/2027	645,019	645,358
Series KF57, Class A, 4.96% (30 day avg SOFR US + 0.65%), 12/25/2028	170,960	171,781
Series KF59, Class A, 4.96% (30 day avg SOFR US + 0.65%), 02/25/2029	702,789	704,902
Series KF61, Class A, 4.95% (30 day avg SOFR US + 0.64%), 03/25/2029	619,589	621,449
Series KF67, Class A, 4.94% (30 day avg SOFR US + 0.63%), 08/25/2029	237,038	237,905
Series KF75, Class AS, 4.85% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,453,810	1,456,713
Series KF81, Class AS, 4.71% (30 day avg SOFR US + 0.40%), 06/25/2027	2,048,942	2,047,576
Series KF82, Class AS, 4.73% (30 day avg SOFR US + 0.42%), 06/25/2030	5,274,476	5,257,666
Series KF85, Class AS, 4.64% (30 day avg SOFR US + 0.33%), 08/25/2030	828,536	822,891
Series KF88, Class AL, 4.75% (30 day avg SOFR US + 0.44%), 09/25/2030	3,984,326	3,977,003
Series KF91, Class AS, 4.69% (30 day avg SOFR US + 0.38%), 10/25/2030	2,966,608	2,951,116
Series KF94, Class AL, 4.72% (30 day avg SOFR US + 0.41%), 11/25/2030	6,066,604	6,043,120
Series KF96, Class AL, 4.68% (30 day avg SOFR US + 0.37%), 12/25/2030	236,413	235,071
Series KF96, Class AS, 4.61% (30 day avg SOFR US + 0.30%), 11/25/2030	2,649,610	2,625,901
Series KF97, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 12/25/2030	3,227,799	3,191,409
Series KF98, Class AL, 4.59% (30 day avg SOFR US + 0.28%), 12/25/2030	6,389,385	6,326,693
Series KF98, Class AS, 4.52% (30 day avg SOFR US + 0.21%), 12/25/2030	5,267,166	5,176,344
Series KJ21, Class A2, 3.70%, 09/25/2026	488,832	487,214
Federal National Mortgage Association
Pool AN0287, 2.95%, 11/01/2025	3,000,000	2,995,047
Pool AN0571, 3.10%, 01/01/2026	1,300,000	1,295,627
Pool AN1613, 2.55%, 07/01/2026	4,673,574	4,618,916
Pool AN1614, 2.47%, 06/01/2026	3,000,000	2,961,747
Pool AN3381, 2.52%, 10/01/2026	2,711,644	2,664,342
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (b)	2,230,943	2,198,874
Series 2016-M3, Class A2, 2.70%, 02/25/2026	1,640,893	1,632,563
Series 2016-M9, Class A2, 2.29%, 06/25/2026	1,571,487	1,557,313
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (b)	1,303,100	1,282,801
Series 2019-M28, Class AV, 2.23%, 02/25/2027	2,855,124	2,824,606
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $242,101,955)		241,643,367

COLLATERALIZED LOAN OBLIGATIONS - 15.8%	Par	Value
AMMC CLO Ltd. Series 2016-18A, Class BR, 6.08% (3 mo. Term SOFR + 1.86%), 05/26/2031 (a)	973,607	973,646
Apidos CLO Ltd.
Series 2015-23A, Class ARR, 4.95% (3 mo. Term SOFR + 1.05%), 04/15/2033 (a)	12,023,891	12,018,047
Series 2019-31A, Class A1R, 5.27% (3 mo. Term SOFR + 1.36%), 04/15/2031 (a)	3,008,728	3,011,033
Ares CLO Ltd. Series 2016-41A, Class AR2, 5.24% (3 mo. Term SOFR + 1.33%), 04/15/2034 (a)	9,220,000	9,227,311
Assurant CLO Ltd. Series 2018-2A, Class B1, 5.60% (3 mo. Term SOFR + 1.71%), 04/20/2031 (a)	2,368,316	2,368,762
Atlas Senior Loan Fund Ltd. Series 2022-20A, Class XR, 5.03% (3 mo. Term SOFR + 1.15%), 10/19/2037 (a)	1,200,000	1,199,975
Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2034 (a)	6,200,000	6,208,978
BCRED BSL Static CLO Ltd. Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	3,000,000	2,998,971
Black Diamond CLO Ltd. Series 2019-2A, Class A1AR, 5.18% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	6,128,319	6,131,842
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, 5.72% (3 mo. Term SOFR + 1.86%), 10/22/2030 (a)	1,007,074	1,002,629
Series 2018-22A, Class A2, 5.57% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	4,500,000	4,501,314
Series 2018-3A, Class A1R, 5.05% (3 mo. Term SOFR + 1.19%), 10/25/2030 (a)	3,807,748	3,812,549
Series 2021-31A, Class A1R, 5.25% (3 mo. Term SOFR + 1.10%), 04/19/2034 (a)	10,000,000	9,999,770
Dryden Senior Loan Fund Series 2019-80A, Class ARR, 4.83% (3 mo. Term SOFR + 0.95%), 01/17/2033 (a)	4,636,300	4,634,028
Fortress Credit BSL Ltd. Series 2020-1A, Class A1AR, 0.00% (3 mo. Term SOFR + 1.10%), 10/20/2033 (a)(c)	6,000,000	6,000,000
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	5,999,816	6,005,366
Series 2025-35A, Class A1, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2033 (a)	6,150,000	6,138,967
Gallatin CLO Ltd. Series 2017-1A, Class A1R, 5.26% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,910,414	1,910,392
Goldentree Loan Opportunities Ltd. Series 2016-12X, Class CR, 6.08% (3 mo. Term SOFR + 2.21%), 07/21/2030 (d)	1,746,505	1,749,895
Greywolf CLO Ltd.
Series 2018-1A, Class A2, 5.75% (3 mo. Term SOFR + 1.89%), 04/26/2031 (a)	4,280,000	4,282,401
Series 2020-3RA, Class A1R2, 5.09% (3 mo. Term SOFR + 1.23%), 04/22/2033 (a)	3,581,128	3,586,414
Highbridge Loan Management Ltd. Series 11A-17, Class BR, 6.07% (3 mo. Term SOFR + 1.81%), 05/06/2030 (a)	3,297,997	3,298,195
KKR CLO Trust
Series 18, Class A1R2, 5.19% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	8,500,000	8,502,414
Series 2013-1A, Class BR2, 5.85% (3 mo. Term SOFR + 1.95%), 04/15/2029 (a)	2,350,000	2,353,478
LJV I MM CLO LLC Series 2022-1A, Class A1, 5.71% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	5,619,417	5,626,099
OCP CLO Ltd. Series 2017-13A, Class X, 4.97% (3 mo. Term SOFR + 1.10%), 11/26/2037 (a)	1,500,000	1,499,971
Octagon Investment Partners Ltd.
Series 2013-1A, Class BR2, 5.52% (3 mo. Term SOFR + 1.66%), 01/25/2031 (a)	3,755,619	3,763,431
Series 2016-1A, Class XRR, 5.17% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	4,052,632	4,064,737
OZLM Ltd.
Series 2014-6A, Class B2S, 4.84%, 04/17/2031 (a)	10,000,000	9,965,290
Series 2019-24A, Class A1AR, 5.31% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	2,647,291	2,647,035
Race Point CLO Ltd. Series 2016-10A, Class B1R, 5.77% (3 mo. Term SOFR + 1.91%), 07/25/2031 (a)	3,000,000	3,007,881
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2, 5.33% (3 mo. Term SOFR + 1.13%), 08/20/2032 (a)	5,016,993	5,022,788
Romark CLO LLC Series 2021-4A, Class A1R, 0.00% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	4,000,000	3,998,168
Sound Point CLO Ltd.
Series 2014-1RA, Class A, 5.30% (3 mo. Term SOFR + 1.41%), 07/18/2031 (a)	2,039,447	2,040,807
Series 2015-2A, Class ARRR, 5.36% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	4,497,372	4,500,232
Steele Creek CLO Ltd.
Series 2019-1A, Class ARR, 4.94% (3 mo. Term SOFR + 1.04%), 04/15/2032 (a)	1,671,536	1,671,060
Series 2019-2A, Class ARR, 4.90% (3 mo. Term SOFR + 1.00%), 07/15/2032 (a)	3,683,940	3,682,621
Symphony CLO Ltd. Series 2021-26A, Class AR, 5.23% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	2,132,506	2,134,939
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.28% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	662,502	662,450
Series 2019-2A, Class BRR, 5.58% (3 mo. Term SOFR + 1.70%), 10/17/2031 (a)	1,500,000	1,495,295
TIAA CLO Ltd. Series 2017-2A, Class A, 5.31% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	359,245	359,309
Trinitas CLO Ltd. Series 2020-14A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	8,000,000	8,002,720
Upland CLO Ltd. Series 2016-1A, Class A2R, 5.80% (3 mo. Term SOFR + 1.91%), 04/20/2031 (a)	3,500,000	3,505,989
Venture CDO Ltd. Series 2018-32A, Class A1, 5.25% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	969,820	970,950
Woodmont Trust Series 2019-6A, Class BR, 6.02% (3 mo. Term SOFR + 2.11%), 07/15/2031 (a)	1,000,000	1,001,291
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $181,613,939)		181,539,440

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 9.6%	Par	Value
ATLX Trust Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(e)	898,270	882,914
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.43% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	200,000	205,245
Series 2024-1, Class M1A, 6.33% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	1,703,991	1,707,960
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060 (a)(b)	4,236,321	3,998,401
Series 2022-NQM3, Class A3, 5.50%, 07/25/2062 (a)(b)	352,572	351,993
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(e)	786,488	785,733
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(e)	1,755,839	1,744,391
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(e)	1,755,839	1,735,045
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(e)	877,920	869,871
Series 2024-NQM8, Class A1B, 4.30%, 08/01/2053 (a)(e)	1,820,385	1,795,732
Cascade Funding Mortgage Trust Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(e)	896,313	906,157
COLT Funding LLC
Series 2022-3, Class A1, 3.90%, 02/25/2067 (a)(b)	679,280	670,756
Series 2025-10, Class A3, 5.44%, 10/25/2070 (a)(e)	3,000,000	3,024,525
Colt Mortgage Loan Trust Series 2025-1, Class A3, 6.08%, 01/25/2070 (a)(e)	1,746,470	1,761,731
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.68% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	506,500	508,869
Series 2025-R01, Class 1A1, 5.13% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	1,330,324	1,335,317
Series 2025-R05, Class 2A1, 5.18% (30 day avg SOFR US + 1.00%), 07/25/2045 (a)	2,053,984	2,063,178
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(e)	1,407,090	1,425,290
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060 (a)(e)	1,773,758	1,804,484
Credit Suisse Mortgage Capital Certificates Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067 (a)(b)	1,937,146	1,884,795
Ellington Financial Mortgage Trust Series 2025-CES1, Class A1B, 5.88%, 01/25/2060 (a)(e)	2,245,249	2,289,492
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(b)	2,865,921	2,934,239
Series 2025-FL1, Class A1, 5.27%, 07/25/2055 (a)(e)	2,506,737	2,518,631
Series 2025-HE5, Class C, 5.69%, 08/25/2055 (a)(b)	2,383,993	2,407,116
Series 2025-HE6, Class A, 5.04%, 09/25/2055 (a)(b)	1,000,000	1,001,038
FirstKey Homes Trust Series 2020-SFR2, Class B, 1.57%, 10/19/2037 (a)	425,000	423,029
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(b)	1,338,367	1,167,577
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067 (a)(e)	318,884	324,789
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.78% (30 day avg SOFR US + 1.60%), 08/25/2054 (a)	964,650	977,365
Series 2025-HE1, Class A1, 5.73% (30 day avg SOFR US + 1.55%), 10/25/2055 (a)	2,362,925	2,387,194
JP Morgan Mortgage Trust
Series 2023-4, Class 1A4A, 5.50%, 11/25/2053 (a)(b)	782,213	784,599
Series 2023-HE1, Class A1, 5.93% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	225,062	227,611
Morgan Stanley Residential Mortgage Loan Trust Series 2025-SPL1, Class A3, 4.25%, 02/25/2065 (a)(e)	1,491,477	1,441,695
New York Mortgage Trust, Inc. Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (a)(b)	1,936,286	1,874,777
Oaktown Re Series 2021-2, Class M1B, 7.08% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	1,257,760	1,268,979
Onslow Bay Mortgage Loan Trust Series 2025-NQM2, Class A3, 5.95%, 11/25/2064 (a)(e)	1,087,017	1,093,345
Pretium Mortgage Credit Partners LLC Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (a)(e)	3,892,950	3,908,767
PRPM LLC
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069 (a)(e)	1,123,915	1,142,482
Series 2024-NQM4, Class A3, 6.13%, 12/26/2069 (a)(e)	1,735,190	1,758,820
Series 2025-7, Class A1, 5.50%, 08/25/2030 (a)(e)	1,958,548	1,964,247
Radnor RE Ltd. Series 2024-1, Class M1A, 6.18% (30 day avg SOFR US + 2.00%), 09/25/2034 (a)	518,236	518,917
RCKT Mortgage Trust Series 2025-CES7, Class A1B, 5.48%, 07/25/2055 (a)(e)	2,885,938	2,927,562
Rithm Capital Corp. Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(e)	881,942	864,150
RUN Trust Series 2022-NQM1, Class A1, 4.00%, 03/25/2067 (a)	1,946,200	1,950,606
Saluda Grade Mortgage Funding LLC Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(e)	3,165,046	3,172,048
Santander US Capital Markets LLC Series 2025-CES1, Class A1A, 5.04%, 09/25/2055 (a)(e)	3,000,000	3,002,715
Sequoia Mortgage Trust Series 2023-4, Class A10, 5.99%, 11/25/2053 (a)(b)	185,936	186,890
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(b)	513,204	491,607
Series 2021-SFR2, Class F, 7.00% (1 mo. Term SOFR + 2.96%), 01/17/2039 (a)	401,400	400,857
Series 2022-SFR3, Class A, 5.68% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	983,926	987,721
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.11% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	347,769	348,633
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	1,500,000	1,406,175
Series 2025-CES2, Class A2, 5.58%, 07/25/2065 (a)(e)	2,500,000	2,528,130
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(e)	2,126,262	2,159,270
Verus Securitization Trust Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	168,513	159,712
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(e)	3,519,251	3,600,391
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(e)	748,244	754,336
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(e)	2,000,000	2,006,312
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(e)	846,489	859,068
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(e)	3,502,354	3,565,312
Series 2025-CES1, Class A2, 6.03%, 04/25/2055 (a)(e)	3,000,000	3,030,927
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(b)	10,944,204	11,039,254
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(e)	3,000,000	3,007,080
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $109,117,106)		110,325,852

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 1.4%	Par	Value
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, 5.28% (30 day avg SOFR US + 1.10%), 02/25/2044 (a)	962,038	966,541
Series 2024-R03, Class 2M1, 5.33% (30 day avg SOFR US + 1.15%), 03/25/2044 (a)	1,050,903	1,052,214
Series 2024-R05, Class 2M1, 5.18% (30 day avg SOFR US + 1.00%), 07/25/2044 (a)	1,154,692	1,156,132
Series 2024-R06, Class 1M1, 5.23% (30 day avg SOFR US + 1.05%), 09/25/2044 (a)	748,433	749,599
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (b)	50,349	49,335
Series 2022-DNA3, Class M1B, 7.08% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	4,627,000	4,774,851
Series 2023-DNA1, Class M1A, 6.29% (30 day avg SOFR US + 2.10%), 03/25/2043 (a)	1,113,920	1,129,944
Series 2023-HQA2, Class M1A, 6.18% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	553,948	556,480
Series 2024-DNA1, Class M1, 5.53% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	860,333	865,074
Series 2024-DNA2, Class A1, 5.43% (30 day avg SOFR US + 1.25%), 05/25/2044 (a)	758,069	762,896
Series 2024-HQA2, Class M1, 5.38% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,495,889	1,500,847
Series 2025-HQA1, Class A1, 5.13% (30 day avg SOFR US + 0.95%), 02/25/2045 (a)	1,821,875	1,825,278
Series 2025-HQA1, Class M1, 5.33% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	1,238,284	1,240,988
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $16,594,384)		16,630,179

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%	Par	Value
ACREC Trust Series 2021-FL1, Class AS, 5.65% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	700,000	702,458
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1, Class A, 5.93% (1 mo. Term SOFR + 1.93%), 01/20/2041 (a)	1,000,000	1,004,743
BrightSpire Capital, Inc. Series 2021-FL1, Class AS, 5.75% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,993,572
Commercial Mortgage Pass Through Certificates Series 2025-SBX, Class B, 5.55%, 08/10/2041 (a)(b)	3,000,000	3,027,045
KREF Ltd. Series 2021-FL2, Class A, 5.22% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	731,145	733,185
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class C, 5.85% (1 mo. Term SOFR + 1.81%), 07/15/2036 (a)	1,000,000	1,003,511
Series 2021-FL7, Class AS, 5.59% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	3,500,000	3,507,098
NYC Commercial Mortgage Trust Series 2025-28L, Class A, 4.67%, 11/05/2038 (a)(b)(c)	500,000	500,508
TPG Real Estate Finance Issuer Ltd. Series 2022-FL5, Class AS, 6.18% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	500,000	501,419
Wells Fargo Commercial Mortgage Trust Series 2025-VTT, Class C, 5.83%, 03/15/2038 (a)(b)	1,000,000	1,003,107
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,827,983)		13,976,646

COMMON STOCKS - 0.2%	Shares	Value
Financial - 0.2%
Citigroup, Inc.	2,850,000	2,853,844
TOTAL COMMON STOCKS (Cost $2,848,792)		2,853,844

SHORT-TERM INVESTMENTS - 5.7%	Shares	Value
Money Market Funds – 5.7% First American Government Obligations Fund - Class U, 4.05% (f)	65,457,515	65,457,515
TOTAL SHORT-TERM INVESTMENTS (Cost $65,457,515)		65,457,515

TOTAL INVESTMENTS - 102.2% (Cost $1,174,539,227)		1,177,030,575
Liabilities in Excess of Other Assets - (2.2)%		(24,817,392)
TOTAL NET ASSETS - 100.0%		$1,152,213,183

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $683,702,657 or 59.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of October 31, 2025, the value of these securities total $1,749,895 or 0.2% of the Fund’s net assets.

(e)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak UltraShort Income ETF
Schedule of Open Futures Contracts
October 31, 2025 (Unaudited)
Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(271)	12/31/2025	$(56,433,633)	$54,497

The average monthly notional value of long and short futures contracts during the period ended October 31, 2025, was 103,719 and ($30,027,407), respectively.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$281,892,996	$–	$281,892,996
Corporate Obligations	–	262,710,736	–	262,710,736
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	241,643,367	–	241,643,367
Collateralized Loan Obligations	–	181,539,440	–	181,539,440
Residential Mortgage-Backed Securities	–	110,325,852	–	110,325,852
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	16,630,179	–	16,630,179
Commercial Mortgage-Backed Securities	–	13,976,646	–	13,976,646
Common Stocks	–	2,853,844	–	2,853,844
Short-Term Investments	65,457,515	–	–	65,457,515
Total	$65,457,515	$1,111,573,060	$–	$1,177,030,575
Other Financial Instruments
Assets
Futures Contracts*	$54,497	$–	$–	$54,497

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.